NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2014
NATURE OF OPERATIONS [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF OPERATIONS

Foamix Pharmaceuticals Ltd. (hereinafter “Foamix”) is an Israeli company incorporated in 2003. Foamix is a clinical-stage specialty pharmaceutical company operating in one segment - the development and commercialization of foam-based formulations, using its proprietary technology, which includes its foam platforms. Foamix develops its own product candidates, mainly for the treatment of moderate-to-severe acne and other skin conditions. It also licenses its technology under development and licensing agreements to various pharmaceutical companies for development of certain products combining Foamix's foam technology with the licensee's proprietary drugs.

In May 2014 Foamix incorporated a wholly-owned subsidiary in the United States of America  - Foamix Pharmaceuticals Inc. ("the subsidiary"). The subsidiary was incorporated to assist Foamix with regard to marketing, regulatory affairs and business development relating its products and technology.

In September, 2014, the Company completed an initial public offering (“IPO”) on the NASDAQ, in which it issued 6,700,000 ordinary shares at a price per share of $6.00. During October 2014 the underwriters exercised their green shoe option and purchased an additional 968,200 ordinary shares at the same price per share. The total proceeds received from the IPO, net of issuance costs, were approximately $41.1 million (refer also to Note 9c).

Since incorporation through December 31, 2014, Foamix and its subsidiary (hereinafter “the Company”) has incurred losses and negative cash flows from operations mainly attributable to its development efforts and has an accumulated deficit of $29,713. The Company has financed its operations mainly through the issuance of shares in private financing rounds and an IPO, convertible loans and payments received under development and licensing agreements. The Company's cash and cash equivalents and marketable securities as of December 31, 2014, will allow the Company to fund its operating plan through at least the next 12 months. However, the Company expects to continue to incur significant research and development and other expenses related to its ongoing operations and in order to continue its future operations, the Company will need to obtain additional funding until becoming profitable. If the Company is unable to obtain such funding it will need to curtail or cease operations.